UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

DSS AmericaFirst Funds

(Exact name of registrant as specified in charter)

9700 Village Center Drive, Suite 50-N, Granite Bay, CA 95746

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400 Broadview Heights OH 44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (877) 217-8501

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST DEFENSIVE GROWTH FUND - CLASS A

DGQAX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Defensive Growth Fund - Class A - DGQAX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Defensive Growth Fund – Class A	$ 303.00	2.97%

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class A	Without sales load	4.25%	-3.50%	-3.10%
	With sales load	-0.98%	-4.60%	-3.59%
S&P 500 Total Return Index*		24.56%	15.04%	12.85%
Lipper Alternative Long/Short Equity Funds Index		12.18%	7.62%	4.12%

* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $ 1,043,376	PORTFOLIO HOLDINGS: 20	PORTFOLIO TURNOVER: 117.53%	ADVISOR REIMBURSED THE FUND: $(62,709)

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Defensive Growth Fund enjoyed a modest positive return of 4.25% for Class A for the 12 months ending June 30, 2024. The Fund underperformed the S&P 500 Index which returned 24.56%. The Fund underperformed its benchmark (the Lipper Alternative Long/Short Equity Funds Index), which returned 10.51%. The underperformance is largely due to the Fund avoidance of cyclical sector and technology sector exposure. The Fund focuses its investments in stocks of companies that are less sensitive to economic cycles and are in defensive sectors and industries.

Top contributors to performance:

•	Overweight in healthcare, large box retailers, consumer staples and utilities.

Top detractors from performance:

No exposure to technology or energy companies

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund Institutional Class	11.32%
2.	Eli Lilly & Co.	7.38%
3.	Novo Nordisk A/S	6.02%
4.	McKesson Corp.	5.54%
5.	RTX Corporation	5.18%
6.	Gilead Sciences, Inc.	5.12%
7.	Vertex Pharmaceuticals, Inc.	4.94%
8.	Booking Holdings, Inc.	4.94%
9.	Ventas, Inc.	4.85%
10.	The TJX Companies, Inc.	4.66%

	Total % of Net Assets	53.23%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST DEFENSIVE GROWTH FUND - CLASS I

DGQIX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Defensive Growth Fund - Class I - DGQIX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Defensive Growth Fund – Class I	$ 252.00	2.46%

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Class I	4.74%	-3.03%	-2.52%
S&P 500 Total Return Index*	24.56%	15.04%	12.85%
Lipper Alternative Long/Short Equity Funds Index	12.18%	7.62%	4.12%

* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $ 1,043,376	PORTFOLIO HOLDINGS: 20	PORTFOLIO TURNOVER: 117.53%	ADVISOR REIMBURSED THE FUND: $(62,709)

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Defensive Growth Fund enjoyed a modest positive return of 4.74% for Class I for the 12 months ending June 30, 2024. The Fund underperformed the S&P 500 Index which returned 24.56%. The Fund underperformed its benchmark (the Lipper Alternative Long/Short Equity Funds Index), which returned 10.51%. The underperformance is largely due to the Fund avoidance of cyclical sector and technology sector exposure. The Fund focuses its investments in stocks of companies that are less sensitive to economic cycles and are in defensive sectors and industries.

Top contributors to performance:

•	Overweight in healthcare, large box retailers, consumer staples and utilities.

Top detractors from performance:

No exposure to technology or energy companies.

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund Institutional Class	11.32%
2.	Eli Lilly & Co.	7.38%
3.	Novo Nordisk A/S	6.02%
4.	McKesson Corp.	5.54%
5.	RTX Corporation	5.18%
6.	Gilead Sciences, Inc.	5.12%
7.	Vertex Pharmaceuticals, Inc.	4.94%
8.	Booking Holdings, Inc.	4.94%
9.	Ventas, Inc.	4.85%
10.	The TJX Companies, Inc.	4.66%

	Total % of Net Assets	53.23%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST DEFENSIVE GROWTH FUND - CLASS U

DGQUX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Defensive Growth Fund - Class U - DGQUX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Defensive Growth Fund – Class U	$ 353.00	3.47%

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class U	Without sales load	3.72%	-3.99%	-3.61%
	With sales load	1.07%	-4.60%	-3.85%
S&P 500 Total Return Index*		24.56%	15.04%	12.85%
Lipper Alternative Long/Short Equity Funds Index		12.18%	7.62%	4.12%

* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $ 1,043,376	PORTFOLIO HOLDINGS: 20	PORTFOLIO TURNOVER: 117.53%	ADVISOR REIMBURSED THE FUND: $(62,709)

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Defensive Growth Fund enjoyed a modest positive return of 3.72% for Class U for the 12 months ending June 30, 2024. The Fund underperformed the S&P 500 Index which returned 24.56%. The Fund underperformed its benchmark (the Lipper Alternative Long/Short Equity Funds Index), which returned 10.51%. The underperformance is largely due to the Fund avoidance of cyclical sector and technology sector exposure. The Fund focuses its investments in stocks of companies that are less sensitive to economic cycles and are in defensive sectors and industries.

Top contributors to performance:

•	Overweight in healthcare, large box retailers, consumer staples and utilities.

Top detractors from performance:

No exposure to technology or energy companies.

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund Institutional Class	11.32%
2.	Eli Lilly & Co.	7.38%
3.	Novo Nordisk A/S	6.02%
4.	McKesson Corp.	5.54%
5.	RTX Corporation	5.18%
6.	Gilead Sciences, Inc.	5.12%
7.	Vertex Pharmaceuticals, Inc.	4.94%
8.	Booking Holdings, Inc.	4.94%
9.	Ventas, Inc.	4.85%
10.	The TJX Companies, Inc.	4.66%

	Total % of Net Assets	53.23%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST INCOME FUND - CLASS A

AFPAX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Income Fund - Class A - AFPAX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class A	$272.00	2.60%

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class A	Without sales load	8.94%	2.38%	0.38%
	With sales load	5.49%	1.72%	0.05%
S&P 500 Total Return Index		24.56%	15.04%	12.85%
Bloomberg Aggregate Bond Index		2.63%	-0.23%	1.35%
Lipper Flexible Portfolio Funds Index		11.48%	7.02%	5.86%

*The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $18,245,212	PORTFOLIO HOLDINGS: 49	PORTFOLIO TURNOVER: 155.61%	ADVISORY FEES PAID BY FUND: $127,770

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Income Fund enjoyed a positive return and rose 8.69% for Class A for the 12 months ended June 30, 2024. The Fund underperformed the S&P Index which returned 24.56%. The Fund also underperformed its peer benchmark (the Lipper Flexible Portfolio Funds Index), which returned 11.48%. This relative underperformance is largely the result of the portfolio holding less technology weighting than our benchmark and concentration of outperforming stocks in a small grouping of large stocks dubbed the “Magnificent Seven” which accounted for about one-third of the market capitalization of the S&P 500.

Top contributors to performance:

•	Specific technology holdings contributed to results despite being underweight the sector.
•	Overweighting in utilities, financials, energy and real estate.

Top detractors from performance:

•	Underweighting of technology sector.
•	Underweighting of consumer staples and industrials.

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Apple, Inc.	5.22%
2.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	3.23%
3.	Broadcom, Inc.	3.13%
4.	UnitedHealth Group, Inc.	3.06%
5.	Hercules Capital, Inc.	3.04%
6.	The Home Depot, Inc.	2.97%
7.	Hewlett Packard Enterprise Co.	2.93%
8.	Dell Technologies, Inc.	2.63%
9.	Newmont Corp.	2.56%
10.	Amgen, Inc.	2.52%
	Total % of Net Assets	31.29%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST INCOME FUND - CLASS I

AFPIX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Income Fund - Class I - AFPIX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class I	$188.00	1.79%

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Class I	9.86%	3.11%	1.15%
S&P 500 Total Return Index*	24.56%	15.04%	12.85%
Bloomberg Aggregate Bond Index	2.63%	-0.23%	1.35%
Lipper Flexible Portfolio Funds Index	11.48%	7.02%	5.86%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $18,245,212	PORTFOLIO HOLDINGS: 49	PORTFOLIO TURNOVER: 155.61%	ADVISORY FEES PAID BY FUND: $127,770

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Income Fund enjoyed a positive return and rose 9.86% for Class I for the 12 months ended June 30, 2024. The Fund underperformed the S&P Index which returned 24.56%. The Fund also underperformed its peer benchmark (the Lipper Flexible Portfolio Funds Index), which returned 11.48%. This relative underperformance is largely the result of the portfolio holding less technology weighting than our benchmark and concentration of outperforming stocks in a small grouping of large stocks dubbed the “Magnificent Seven” which accounted for about one-third of the market capitalization of the S&P 500.

Top contributors to performance:

•	Specific technology holdings contributed to results despite being underweight the sector.
•	Overweighting in utilities, financials, energy and real estate.

Top detractors from performance:

•	Underweighting of technology sector.
•	Underweighting of consumer staples and industrials

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Apple, Inc.	5.22%
2.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	3.23%
3.	Broadcom, Inc.	3.13%
4.	UnitedHealth Group, Inc.	3.06%
5.	Hercules Capital, Inc.	3.04%
6.	The Home Depot, Inc.	2.97%
7.	Hewlett Packard Enterprise Co.	2.93%
8.	Dell Technologies, Inc.	2.63%
9.	Newmont Corp.	2.56%
10.	Amgen, Inc.	2.52%
	Total % of Net Assets	31.29%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST INCOME FUND - CLASS U

AFPUX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Income Fund - Class U - AFPUX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class U	$322.00	3.09%

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class U	Without sales load	8.57%	1.83%	-0.14%
	With sales load	6.51%	1.41%	-0.35%
S&P 500 Total Return Index*		24.56%	15.04%	12.85%
Bloomberg Aggregate Bond Index		2.63%	-0.23%	1.35%
Lipper Flexible Portfolio Funds Index		11.48%	7.02%	5.86%

*The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $18,245,212	PORTFOLIO HOLDINGS: 49	PORTFOLIO TURNOVER: 155.85%	ADVISORY FEES PAID BY FUND: $127,770

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Income Fund enjoyed a positive return and rose 8.33% for Class U for the 12 months ended June 30, 2024. The Fund underperformed the S&P Index which returned 24.56%. The Fund also underperformed its peer benchmark (the Lipper Flexible Portfolio Funds Index), which returned 11.48%. This relative underperformance is largely the result of the portfolio holding less technology weighting than our benchmark and concentration of outperforming stocks in a small grouping of large stocks dubbed the “Magnificent Seven” which accounted for about one-third of the market capitalization of the S&P 500.

Top contributors to performance:

•	Specific technology holdings contributed to results despite being underweight the sector.
•	Overweighting in utilities, financials, energy and real estate.

Top detractors from performance:

•	Underweighting of technology sector.
•	Underweighting of consumer staples and industrials.

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Apple, Inc.	5.22%
2.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	3.23%
3.	Broadcom, Inc.	3.13%
4.	UnitedHealth Group, Inc.	3.06%
5.	Hercules Capital, Inc.	3.04%
6.	The Home Depot, Inc.	2.97%
7.	Hewlett Packard Enterprise Co.	2.93%
8.	Dell Technologies, Inc.	2.63%
9.	Newmont Corp.	2.56%
10.	Amgen, Inc.	2.52%
	Total % of Net Assets	31.29%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND - CLASS A

SBQAX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Large Cap Share Buyback Fund - Class A - SBQAX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Large Cap Share Buyback Fund – Class A	$244.00	2.22%

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Commencement of Operations through June 30, 2024 (1)
Class A	Without sales load	20.07%	8.64%	8.60%
	With sales load	14.09%	7.54%	7.84%
S&P 500 Total Return Index*		24.56%	15.04%	14.52%
Lipper Multi-Cap Core Funds Index		21.58%	13.31%	12.57%

* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.

(1) DSS AmericaFirst Large Cap Share Buyback Fund Class A shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $2,376,729	PORTFOLIO HOLDINGS: 33	PORTFOLIO TURNOVER: 76.48%	ADVISOR REIMBURSED THE FUND: $(51,527)

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Large Cap Share Buyback Fund enjoyed a positive return and rose 20.07% for Class A for the 12 months ended June 30, 2024. The Fund underperformed the S&P Index which returned 24.56%. The underperformance relative to the S&P 500 was largely due to concentration of outperforming stocks in a small grouping of large stocks dubbed the “Magnificent Seven” which accounted for about one-third of the market capitalization of the S&P 500. The Fund modestly underperformed its peer benchmark (the Lipper Multi Cap Core Funds Index), which returned 21.58%. This modest underperformance is largely due to Nvidia (NVDA) freezing their buyback program in June, forcing us to sell the holding. Nvidia then reversed course and announced in August that it would resume their buyback program, but we opted not to re-enter the name at the time due to excessive valuation and volatility risk.

Top contributors to performance:

•	A higher than average level of share buyback activity by companies.
•	Overweighting in technology, financials, energy, industrials and utilities.

Top detractors from performance:

No exposure to consumer staples, materials and real estate sectors which historically have tended to have low levels of share buyback activity.

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	11.46%
2.	FedEx Corp.	5.46%
3.	Dell Technologies, Inc.	5.07%
4.	Apple, Inc.	4.97%
5.	Microsoft Corp.	4.96%
6.	KLA Corp.	3.99%
7.	Lam Research Corp.	3.99%
8.	Meta Platforms Inc.-Class A	3.95%
9.	Alphabet, Inc. Class A	3.49%
10.	Applied Materials, Inc.	3.40%
	Total % of Net Assets	50.74%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND - CLASS I

SBQIX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Large Cap Share Buyback Fund - Class I - SBQIX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Large Cap Share Buyback Fund – Class I	$218.00	1.98%

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Commencement of Operations through June 30, 2024 (1)
Class I	20.42%	8.95%	9.04%
S&P 500 Total Return Index*	24.56%	15.04%	14.52%
Lipper Multi-Cap Core Funds Index	21.58%	13.31%	12.57%

* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.

(1) DSS AmericaFirst Large Cap Share Buyback Fund Class I shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $2,376,729	PORTFOLIO HOLDINGS: 33	PORTFOLIO TURNOVER: 76.48%	ADVISOR REIMBURSED THE FUND: $(51,527)

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Large Cap Share Buyback Fund enjoyed a positive return and rose 20.42% for Class I for the 12 months ended June 30, 2024. The Fund underperformed the S&P Index which returned 24.56%. The underperformance relative to the S&P 500 was largely due to concentration of outperforming stocks in a small grouping of large stocks dubbed the “Magnificent Seven” which accounted for about one-third of the market capitalization of the S&P 500. The Fund modestly underperformed its peer benchmark (the Lipper Multi Cap Core Funds Index), which returned 21.58%. This modest underperformance is largely due to Nvidia (NVDA) freezing their buyback program in June, forcing us to sell the holding. Nvidia then reversed course and announced in August that it would resume their buyback program, but we opted not to re-enter the name at the time due to excessive valuation and volatility risk.

Top contributors to performance:

•	A higher than average level of share buyback activity by companies.
•	Overweighting in technology, financials, energy, industrials and utilities.

Top detractors from performance:

No exposure to consumer staples, materials and real estate sectors which historically have tended to have low levels of share buyback activity.

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	11.46%
2.	FedEx Corp.	5.46%
3.	Dell Technologies, Inc.	5.07%
4.	Apple, Inc.	4.97%
5.	Microsoft Corp.	4.96%
6.	KLA Corp.	3.99%
7.	Lam Research Corp.	3.99%
8.	Meta Platforms Inc.-Class A	3.95%
9.	Alphabet, Inc. Class A	3.49%
10.	Applied Materials, Inc.	3.40%
	Total % of Net Assets	50.74%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND - CLASS U

SBQUX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Large Cap Share Buyback Fund - Class U - SBQUX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Large Cap Share Buyback Fund – Class U	$327.00	2.98%

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Commencement of Operations through June 30, 2024 (1)
Class U	Without sales load	19.18%	7.81%	7.86%
	With sales load	16.19%	7.27%	7.48%
S&P 500 Total Return Index*		24.56%	15.04%	14.52%
Lipper Multi-Cap Core Funds Index		21.58%	13.31%	12.57%

* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.

(1) DSS AmericaFirst Large Cap Share Buyback Fund Class U shares commenced operations on January 31, 2017. Benchmark since inception return assumes inception date of January 31, 2017.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $2,376,729	PORTFOLIO HOLDINGS: 33	PORTFOLIO TURNOVER: 76.48%	ADVISOR REIMBURSED THE FUND: $(51,527)

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Large Cap Share Buyback Fund enjoyed a positive return and rose 19.18% for Class U for the 12 months ended June 30, 2024. The Fund underperformed the S&P Index which returned 24.56%. The underperformance relative to the S&P 500 was largely due to concentration of outperforming stocks in a small grouping of large stocks dubbed the “Magnificent Seven” which accounted for about one-third of the market capitalization of the S&P 500. The Fund modestly underperformed its peer benchmark (the Lipper Multi Cap Core Funds Index), which returned 21.58%. This modest underperformance is largely due to Nvidia (NVDA) freezing their buyback program in June, forcing us to sell the holding. Nvidia then reversed course and announced in August that it would resume their buyback program, but we opted not to re-enter the name at the time due to excessive valuation and volatility risk.

Top contributors to performance:

•	A higher than average level of share buyback activity by companies.
•	Overweighting in technology, financials, energy, industrials and utilities.

Top detractors from performance:

No exposure to consumer staples, materials and real estate sectors which historically have tended to have low levels of share buyback activity.

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	11.46%
2.	FedEx Corp.	5.46%
3.	Dell Technologies, Inc.	5.07%
4.	Apple, Inc.	4.97%
5.	Microsoft Corp.	4.96%
6.	KLA Corp.	3.99%
7.	Lam Research Corp.	3.99%
8.	Meta Platforms Inc.-Class A	3.95%
9.	Alphabet, Inc. Class A	3.49%
10.	Applied Materials, Inc.	3.40%
	Total % of Net Assets	50.74%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST RISK-ON RISK-OFF FUND - CLASS A

ABRFX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Risk-On Risk-Off - Class A - ABRFX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class A	$305.00	2.87%

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class A	Without sales load	12.36%	1.28%	1.48%
	With sales load	6.75%	0.24%	0.96%
S&P 500 Total Return Index*		24.56%	15.04%	12.85%
Lipper Absolute Return Funds Index		10.51%	3.57%	2.37%

* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $4,634,376	PORTFOLIO HOLDINGS: 31	PORTFOLIO TURNOVER: 290.73%	ADVISOR REIMBURSED THE FUND: $(8,732)

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Risk On Risk Off Fund enjoyed a positive return and rose 12.44% for Class A for the 12 months ended June 30, 2024. The Fund underperformed the S&P Index which returned 24.56%. The Fund outperformed its peer benchmark (the Lipper Absolute Return Funds Index), which returned 10.61%. The underperformance relative to the S&P 500 was largely due to concentration of outperforming stocks in a small grouping of large stocks dubbed the “Magnificent Seven” which accounted for about one-third of the market capitalization of the S&P 500.

Top contributors to performance:

•	Overweighting in technology names, especially among AI infrastructure stocks.
•	Overweighting in healthcare, including the leading GLP1 weight loss drug companies and select biotechnology stocks.

Top detractors from performance:

Underweighting of utility and financials sectors.

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	13.86%
2.	Apple, Inc.	5.48%
3.	Microsoft Corp.	5.47%
4.	Eli Lilly & Co.	4.93%
5.	Super Micro Computer, Inc.	4.57%
6.	Amazon.com, Inc.	4.40%
7.	Broadcom, Inc.	4.30%
8.	Novo Nordisk A/S	4.25%
9.	GE Vernova, Inc.	4.06%
10.	Dell Technologies, Inc.	3.76%
	Total % of Net Assets	55.08%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST RISK-ON RISK-OFF FUND - CLASS I

ABRWX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Risk-On Risk-Off - Class I - ABRWX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class I	$172.00	1.61%

Performance graph

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Class I	13.77%	2.51%	2.64%
S&P 500 Total Return Index*	24.56%	15.04%	12.85%
Lipper Absolute Return Funds Index	10.51%	3.57%	2.37%

* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $4,634,376	PORTFOLIO HOLDINGS: 31	PORTFOLIO TURNOVER: 290.73%	ADVISOR REIMBURSED THE FUND: $(8,732)

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Risk On Risk Off Fund enjoyed a positive return and rose 13.92% for Class I for the 12 months ended June 30, 2024. The Fund underperformed the S&P Index which returned 24.56%. The Fund outperformed its peer benchmark (the Lipper Absolute Return Funds Index), which returned 10.61%. The underperformance relative to the S&P 500 was largely due to concentration of outperforming stocks in a small grouping of large stocks dubbed the “Magnificent Seven” which accounted for about one-third of the market capitalization of the S&P 500.

Top contributors to performance:

•	Overweighting in technology names, especially among AI infrastructure stocks.
•	Overweighting in healthcare, including the leading GLP1 weight loss drug companies and select biotechnology stocks.

Top detractors from performance:

Underweighting of utility and financials sectors.

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	13.86%
2.	Apple, Inc.	5.48%
3.	Microsoft Corp.	5.47%
4.	Eli Lilly & Co.	4.93%
5.	Super Micro Computer, Inc.	4.57%
6.	Amazon.com, Inc.	4.40%
7.	Broadcom, Inc.	4.30%
8.	Novo Nordisk A/S	4.25%
9.	GE Vernova, Inc.	4.06%
10.	Dell Technologies, Inc.	3.76%
	Total % of Net Assets	55.08%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

ANNUAL SHAREHOLDER REPORT

June 30, 2024

DSS AMERICAFIRST RISK-ON RISK-OFF FUND - CLASS U

ABRUX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Risk-On Risk-Off - Class U - ABRUX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class U	$357.00	3.37%

Performance graph

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class U	Without sales load	11.80%	0.79%	0.98%
	With sales load	8.99%	0.28%	0.72%
S&P 500 Total Return Index*		24.56%	15.04%	12.85%
Lipper Absolute Return Funds Index		10.51%	3.57%	2.37%

* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8501.

Fund statistics

NET ASSETS: $4,634,376	PORTFOLIO HOLDINGS: 31	PORTFOLIO TURNOVER: 290.73%	ADVISOR REIMBURSED THE FUND: $(8,732)

managment’s discussion of fund performance

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The AmericaFirst Risk On Risk Off Fund enjoyed a positive return and rose 11.97% for Class U for the 12 months ended June 30, 2024. The Fund underperformed the S&P Index which returned 24.56%. The Fund outperformed its peer benchmark (the Lipper Absolute Return Funds Index), which returned 10.61%. The underperformance relative to the S&P 500 was largely due to concentration of outperforming stocks in a small grouping of large stocks dubbed the “Magnificent Seven” which accounted for about one-third of the market capitalization of the S&P 500.

Top contributors to performance:

•	Overweighting in technology names, especially among AI infrastructure stocks.
•	Overweighting in healthcare, including the leading GLP1 weight loss drug companies and select biotechnology stocks.

Top detractors from performance:

Underweighting of utility and financials sectors

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	13.86%
2.	Apple, Inc.	5.48%
3.	Microsoft Corp.	5.47%
4.	Eli Lilly & Co.	4.93%
5.	Super Micro Computer, Inc.	4.57%
6.	Amazon.com, Inc.	4.40%
7.	Broadcom, Inc.	4.30%
8.	Novo Nordisk A/S	4.25%
9.	GE Vernova, Inc.	4.06%
10.	Dell Technologies, Inc.	3.76%
	Total % of Net Assets	55.08%

How has the fund changed

The Fund has not had any material changes during the year ended June 30, 2024.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact DSS AmericaFirst Funds at 1-877-217-8501, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://americafirst.fund/ or contact us at 1-877-217-8501.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)        Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each of the independent board members together consist as the audit committee financial expert based on their combined knowledge and experience.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2024 $ 50,000

FY 2023 $ 49,000

(b)	Audit-Related Fees

Registrant

FY 2024 $ 0

FY 2023 $ 0

Nature of the fees: N/A

(c)	Tax Fees

Registrant

FY 2024 $12,000

FY 2023 $10,000

Nature of the fees: Review of the 1120-RICS and Excise Returns.

(d)	All Other Fees

Registrant

FY 2024 $ 0

FY 2023 $ 0

Nature of the fees: N/A

(e)	(1) Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2024 $12,000

FY 2023 $10,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable – Schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

DSS AmericaFirst Defensive Growth Fund
DSS AmericaFirst Large Cap Share Buyback Fund
DSS AmericaFirst Monthly Risk-On Risk-Off Fund
DSS AmericaFirst Income Fund

ANNUAL REPORT

JUNE 30, 2024

DSS AmericaFirst Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

DSS AmericaFirst Funds

MANAGER

AmericaFirst Wealth Management, Inc.

275 Wiregrass Parkway

West Henrietta, NY 14586

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

	DSS AmericaFirst Defensive Growth Fund

	Schedule of Investments
	June 30, 2024

Shares		Value

COMMON STOCK - 84.25%

Aerospace & Defense - 5.18%
538	RTX Corp.	$ 54,010

Beverages - 5.12%
324	PepsiCo, Inc	53,437

Biotechnology - 4.94%
110	Vertex Pharmaceuticals, Inc. *	51,559

Consumer Staples Distribution & Retail - 6.18%
38	Costco Wholesale Corp.	32,300
475	Walmart, Inc.	32,162
		64,462
Electric Services - 3.73%
795	Dominion Energy, Inc.	38,955

Electric Utilities - 4.60%
619	The Southern Co.	48,016

Financial Services - 4.28%
170	Visa, Inc. Class A	44,620

Health Care Equipment & Supplies - 4.05%
407	Abbott Laboratories	42,291

Health Care Providers & Services - 9.79%
99	McKesson Corp.	57,820

87	UnitedHealth Group, Inc.	44,306
		102,126
Hotels, Restaurants & Leisure - 4.94%
13	Booking Holdings, Inc.	51,499

Life Sciences Tools & Services - 4.45%
84	Thermo Fisher Scientific, Inc.	$ 46,452

Metals & Mining - 4.43%
1,103	Newmont Corp.	46,183

Pharmaceuticals - 13.40%
85	Eli Lilly & Co.	76,957
440	Novo Nordisk A.S. ADR	62,806
		139,763
Restaurants - 4.50%
750	Chipotle Mexican Grill, Inc. *	46,987

Specialty Retail - 4.66%
442	The TJX Companies, Inc.	48,664

TOTAL COMMON STOCK (Cost $731,050) - 84.25%		879,024

REAL ESTATE INVESTMENT TRUST - 4.85%

Health Care REITs - 4.85%
987	Ventas, Inc.	50,594

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $42,006) - 4.85%		50,594

MONEY MARKET FUND - 11.32%
118,089	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30% **	118,089
TOTAL MONEY MARKET FUND (Cost $118,089) - 11.32%		118,089

INVESTMENTS IN SECURITIES, AT VALUE (Cost $891,145) *** - 100.42%		1,047,707

LIABILITES LESS OTHER ASSETS - (0.42)%	(4,331)

NET ASSETS - 100.00%	$ 1,043,376

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2024.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $891,076 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $ 167,478
Gross Unrealized Depreciation (10,847)
Net Unrealized Appreciation $ 156,631
The accompanying notes are an integral part of these financial statements.

	DSS AmericaFirst Large Cap Share Buyback Fund

	Schedule of Investments
	June 30, 2024

Shares		Value

COMMON STOCK - 95.12%

Air Courier Services - 5.46%
433	FedEx Corp.	$ 129,831

Air Freight & Logistics - 2.01%
383	Expeditors International of Washington, Inc.	47,795

Capital Markets - 3.00%
167	Ameriprise Financial, Inc.	71,341

Consumer Finance - 3.06%
1,539	Synchrony Financial	72,625

Electric Utilities - 3.03%
924	NRG Energy, Inc.	71,943

Ground Transportation - 1.00%
134	Old Dominion Freight Line, Inc.	23,664

Health Care Providers & Services - 7.79%
102	McKesson Corp.	59,572
700	MetLife, Inc.	49,133
150	UnitedHealth Group, Inc.	76,389
		185,094
Household Durables - 2.87%
9	NVR, Inc. *	68,297

Independent Power and Renewable Electricity Producers - 2.06%
569	Vistra Energy Corp.	48,923

Insurance - 5.04%
534	Aflac, Inc.	47,692
646	Loews Corp.	48,282
303	Principal Financial Group, Inc.	23,770
		119,744
Interactive Media & Services - 7.43%
455	Alphabet, Inc. Class A	82,878
186	Meta Platforms, Inc. Class A	93,785
		176,663

IT Services - 2.00%
106	Gartner, Inc. *	$ 47,600

Machinery - 3.04%
217	Caterpillar, Inc.	72,283

Oil, Gas & Consumable Fuels - 5.56%
519	Exxon Mobil Corp.	59,747
462	Valero Energy Corp.	72,423
		132,170
Pharmaceuticals - 3.00%
499	Novo Nordisk A/S ADR	71,227

Semiconductors & Semiconductor Equipment - 11.37%
342	Applied Materials, Inc.	80,709
115	KLA Corp.	94,819
89	Lam Research Corp.	94,772
		270,300
Software - 7.90%
47	Fair Isaac Corp. *	69,967
264	Microsoft Corp.	117,995
		187,962
Specialty Retail - 7.16%
21	AutoZone, Inc. *	62,246
57	O'Reilly Automotive, Inc. *	60,195
434	The TJX Cos., Inc.	47,783

		170,224
Technology Hardware, Storage & Peripherals - 10.04%
561	Apple, Inc.	118,158
874	Dell Technologies, Inc. Class C	120,533
		238,691

Trading Companies & Distributors - 2.29%
84	United Rentals, Inc.	$ 54,325

TOTAL COMMON STOCK (Cost $1,714,932) - 95.12%		2,260,702

MONEY MARKET FUND - 11.46%
272,294	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30% **	272,294
TOTAL MONEY MARKET FUND (Cost $272,294) - 11.46%		272,294

INVESTMENTS IN SECURITIES, AT VALUE (Cost $1,987,226) *** - 106.57%		2,532,996

LIABILITIES LESS OTHER ASSETS - (6.57)%		(156,267)

NET ASSETS - 100.00%		$2,376,729

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2024.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,999,928 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $548,249
Gross Unrealized Depreciation (15,181)
Net Unrealized Appreciation $533,068
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

	DSS AmericaFirst Monthly Risk-On Risk-Off Fund

	Schedule of Investments
	June 30, 2024

Shares		Value

COMMON STOCK - 90.44%

Aerospace & Defense - 2.36%
1,088	RTX Corp.	$ 109,224

Banks - 3.27%
11,758	Nu Holdings Ltd. Class A (Brazil) *	151,561

Biotechnology - 2.96%
10,432	Monte Rosa Therapeutics, Inc. *	39,016
5,521	TG Therapeutics, Inc. *	98,219
		137,235
Broadline Retail - 4.40%
1,054	Amazon.com, Inc. *	203,685

Electrical Equipment - 4.06%
1,096	GE Vernova, Inc. *	187,975

Health Care Providers and Services - 2.08%
189	UnitedHealth Group, Inc.	96,250

Interactive Media & Services - 6.13%
746	Alphabet, Inc. Class A	135,884
294	Meta Platforms, Inc. Class A	148,241
		284,125
IT Services - 2.03%
3,573	Kyndryl Holdings, Inc. *	94,006

Metals & Mining - 2.58%
2,855	Newmont Corp.	119,539

Multi-Utilities - 1.90%
1,800	Dominion Energy, Inc.	88,200

Oil, Gas & Consumable Fuels - 1.34%
1,675	EQT Corp.	61,941

Pharmaceuticals - 9.16%
252	Eli Lilly & Co.	228,156
1,377	Novo Nordisk A.S. ADR	196,553
		424,709

Restaurants - 1.42%
1,050	Chipotle Mexican Grill, Inc. *	65,782

Semiconductors & Semiconductor Equipment - 14.83%
1,050	Arm Holdings PLC *	$ 171,801
124	Broadcom, Inc.	199,086
924	Micron Technology, Inc.	121,534
1,272	NVIDIA Corp.	157,143
190	Qualcomm, Inc.	37,844
		687,408
Software - 13.00%
243	CrowdStrike Holdings, Inc. *	93,115
566	Microsoft Corp.	252,974
1,022	Oracle Corp.	144,306
4,418	Palantir Technologies, Inc. Class A *	111,908
		602,303
Specialty Retail - 3.07%
413	The Home Depot, Inc.	142,171

Technology Hardware, Storage and Peripherals - 13.80%
1,205	Apple, Inc.	253,797
1,263	Dell Technologies, Inc.	174,180
258	Super Micro Computer, Inc. *	211,392
		639,369
Utilities - 2.07%

4,356	New Fortress Energy, Inc.	95,745

TOTAL COMMON STOCK (Cost $3,567,492) - 90.44%		4,191,228

MONEY MARKET FUND - 13.84%
641,519	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30% **	641,519
TOTAL MONEY MARKET FUND (Cost $641,521) - 13.84%		641,519

INVESTMENTS IN SECURITIES, AT VALUE (Cost $4,209,011) *** - 104.28%		$4,832,747

LIABILITES LESS OTHER ASSETS - (4.28)%		(198,371)

NET ASSETS - 100.00%		$4,634,376

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2024.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,227,478 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $ 698,167
Gross Unrealized Depreciation (92,898)
Net Unrealized Appreciation $ 605,269
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

	DSS AmericaFirst Income Fund

	Schedule of Investments
	June 30, 2024

Shares		Value

COMMON STOCK - 88.37%

Aerospace & Defense - 1.92%
3,481	RTX Corp.	$ 349,458

Banks - 3.12%
7,125	Fifth Third Bancorp	259,991
7,950	Truist Financial Corp.	308,857
		568,848
Biotechnology - 2.52%
1,471	Amgen, Inc.	459,614

Capital Markets - 10.95%
2,980	Blackstone, Inc.	368,924
27,061	Hercules Capital, Inc.	553,397
33,127	PennantPark Floating Rate Capital Ltd.	382,286
3,064	T. Rowe Price Group, Inc.	353,310
5,684	The Bank of New York Mellon Corp.	340,415
		1,998,332
Containers & Packaging - 1.98%
1,980	Packaging Corp.	361,469

Electric Utilities - 5.35%
3,573	Duke Energy Corp.	358,122
4,925	Edison International	353,664
6,915	FirstEnergy Corp.	264,637
		976,423
Financial Services - 4.30%
4,356	Fidelity National Information Services, Inc.	328,268

6,151	Jackson Financial, Inc. Class A	456,773
		785,041

Food Products - 2.09%
6,246	Cal-Maine Foods, Inc.	$ 381,693

Health Care Equipment & Supplies - 1.51%
1,175	Becton, Dickinson & Co.	274,609

Health Care Providers & Services - 3.06%
1,095	UnitedHealth Group, Inc.	557,640

Household Products - 1.52%
2,009	Kimberly-Clark Corp.	277,644

Insurance - 2.86%
3,818	Metlife, Inc.	267,985
3,234	Principal Financial Group, Inc.	253,707
		521,692
Interactive Media & Services - 3.37%
1,646	Alphabet, Inc. Class A	299,819
626	Meta Platforms, Inc. Class A	315,642
		615,461
Life Sciences Tools & Services - 2.41%
795	Thermo Fisher Scientific, Inc.	439,635

Marine Transportation - 1.87%
11,829	Global Ship Lease, Inc.	340,557

Metals & Mining - 2.56%
11,160	Newmont Corp.	467,269

Multi-Utilities - 3.90%
7,005	Dominion Energy, Inc.	343,245
5,002	Public Service Enterprise Group, Inc.	368,647
		711,892

Oil, Gas & Consumable Fuels - 7.22%
19,923	Ardmore Shipping Corp.	$ 448,865

3,037	Exxon Mobil Corp.	349,619
4,360	EQT Corp.	161,233
2,538	Phillips 66	358,289
		1,318,006
Pharmaceuticals - 2.44%
491	Eli Lilly & Co.	444,542

Retail-Family Clothing Stores - 1.71%
2,836	The TJX Cos., Inc.	312,244

Specialty Retail - 2.96%
1,570	The Home Depot, Inc.	540,457

Semiconductors & Semiconductor Equipment - 3.12%
355	Broadcom, Inc.	569,963

Software - 1.01%
1,311	Oracle Corp.	185,113

Technology Hardware, Storage & Peripherals - 12.53%
4,512	Apple, Inc.	950,317
3,475	Dell Technologies, Inc.	479,237
25,255	Hewlett Packard Enterprise Co.	534,648
3,125	Seagate Technology Holdings PLC (Singapore)	322,719
		2,286,921
Utilities - 2.07%
17,204	New Fortress Energy, Inc.	378,144

TOTAL COMMON STOCK (Cost $14,376,780) - 88.37%		16,122,667

REAL ESTATE INVESTMENT TRUSTS - 10.44%

Health Care REITs - 1.22%
4,356	Ventas, Inc.	223,289

Hotels & Resorts REITs - 1.84%
18,713	Host Hotels & Resorts, Inc.	336,460

Mortgage REITs - 1.14%
14,491	Arbor Realty Trust, Inc.	207,946

Residential REITs - 3.98%
2,020	AvalonBay Communities, Inc.	417,918
4,458	Equity Residential	309,118
		727,036

Specialized REITs - 2.24%
541	Equinix, Inc.	$ 409,321

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,765,753) - 10.44%		1,904,052

MONEY MARKET FUND - 3.22%
588,396	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30% *	588,396
TOTAL MONEY MARKET FUND (Cost $588,396) - 3.22%		588,396

INVESTMENTS IN SECURITIES, AT VALUE (Cost $16,730,929) ** - 102.03%		18,615,115

LIABILITES LESS OTHER ASSETS - (2.03)%		(369,903)

NET ASSETS - 100.00%		$18,245,212

* Variable rate security; the money market rate shown represents the seven day yield at June 30, 2024.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,775,018 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $ 2,033,388
Gross Unrealized Depreciation (193,291)
Net Unrealized Appreciation $ 1,840,097
ETF - Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Funds

Statements of Assets and Liabilities
June 30, 2024

	Defensive Growth Fund	Large Cap Share Buyback Fund	Monthly Risk-On Risk-Off Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $891,145; $1,987,226; $4,209,011; and	$ 1,047,707	$ 2,532,996	$ 4,832,747	$ 18,615,115
$16,730,929, respectively)
Cash	75	2,500	-	-
Receivables:
Shareholder Subscriptions	-	-	-	14,548
Investments Sold	-	186,953	3,461	-
Due from Manager	3,680	12,114	208	-
Dividends & Interest	1,062	2,082	3,072	26,181
Prepaid Expenses	11,356	8,232	14,564	22,663
Total Assets	1,063,880	2,744,877	4,854,052	18,678,507
Liabilities:
Payables:
Investments Purchased	-	327,674	184,587	371,928
Management Fees	-	-	-	553
Shareholder Redemptions	-	17,773	12,266	26,595
Chief Compliance Officer Fees	750	750	750	750
Due to Custodian	1,017	1,580	1,195	1,400
Transfer Agent & Administration Fees	1,956	2,409	2,269	3,581
Distribution (12b-1) Fees	397	-	942	3,823
Trustee Fees	477	677	1,123	4,610
Servicing Fees	101	497	229	251
Audit Fees	14,750	14,031	14,750	14,750
Other Expenses	1,056	2,757	1,565	5,054
Total Liabilities	20,504	368,148	219,676	433,295
Net Assets	$ 1,043,376	$ 2,376,729	$ 4,634,376	$ 18,245,212

Net Assets Consist of:
Paid In Capital	$ 11,139,526	$ 1,929,593	$ 16,632,102	$ 28,309,717
Accumulated Earnings (Deficit)	(10,096,150)	447,136	(11,997,726)	(10,064,505)
Net Assets	$ 1,043,376	$ 2,376,729	$ 4,634,376	$ 18,245,212

Class A Shares
Net Assets	$ 432,049	$ 991,897	$ 1,513,190	$ 5,484,114
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	53,368	74,682	108,804	1,233,655
Net asset value per share	$ 8.10	$ 13.28	$ 13.91	$ 4.45
Short-term redemption price per share (a)	$ 8.01	$ 13.15	$ 13.77	$ 4.40
Minimum redemption price per share (d)	$ 8.01	$ 13.15	$ 13.77	$ 4.40
Maximum offering price per share (b)	$ 8.52	$ 13.98	$ 14.64	$ 4.63

Class I Shares
Net Assets	$ 230,615	$ 1,188,760	$ 1,343,261	$ 11,049,248
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	26,114	86,164	84,687	2,308,345
Net asset value and offering price per share	$ 8.83	$ 13.80	$ 15.86	$ 4.79
Short-term redemption price per share (a)	$ 8.74	$ 13.66	$ 15.70	$ 4.74

Class U Shares
Net Assets	$ 380,712	$ 196,072	$ 1,777,925	$ 1,711,850
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	50,546	15,703	136,950	370,096
Net asset value per share	$ 7.53	$ 12.49	$ 12.98	$ 4.63
Short-term redemption price per share (a)	$ 7.46	$ 12.36	$ 12.85	$ 4.58
Minimum redemption price per share (d)	$ 7.46	$ 12.36	$ 12.85	$ 4.58
Maximum offering price per share (c)	$ 7.73	$ 12.81	$ 13.32	$ 4.72

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.
(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 5.00%; and 4.00%, respectively.
(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; and 2.00%, respectively.
(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). Assumes 1% redemption fee described in (a) does not apply.

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Funds

Statements of Operations
For the Year Ended June 30, 2024

Investment Income:	Defensive Growth Fund	Large Cap Share Buyback Fund	Monthly Risk-On Risk-Off Fund	Income Fund
Dividend Income (net of foreign withholdings of $18, $0, $776, and $1,808, respectively)	$ 20,390	$ 33,037	$ 41,912	$ 822,338
Interest Income	5,129	6,607	23,485	64,195
Total Investment Income	25,519	39,644	65,397	886,533

Expenses:
Management Fees	16,064	30,954	48,401	250,435
Distribution (12b-1) Fees:
Class A	1,121	3,027	2,541	8,383
Class U	3,790	2,142	13,145	11,663
Transfer Agent & Administration Fees	23,948	24,349	24,966	43,767
Shareholder Service Fees	-	768	3,687	31,425
Chief Compliance Officer Fees	13,000	13,000	13,000	13,000
Registration Fees	18,728	15,733	23,208	20,881
Audit Fees	14,500	14,241	14,500	15,000
Legal Fees	5,536	11,557	20,117	78,570
Insurance Fees	107	1,287	1,282	6,719
Miscellaneous Fees	333	2,499	3,325	18,623
Other Fees	4,446	4,814	3,067	6,796
Nasdaq Fees	2,325	2,400	2,546	2,646
Custodial Fees	5,199	6,006	5,918	8,549
Trustees Fees	1,706	3,245	8,402	34,238
Printing and Mailing Fees	411	241	1,128	6,222
Total Expenses	111,214	136,263	189,233	556,917
Fees Waived and Reimbursed by the Manager	(78,773)	(82,481)	(57,133)	(122,665)
Net Expenses	32,441	53,782	132,100	434,252

Net Investment Income (Loss)	(6,922)	(14,138)	(66,703)	452,281

Net Realized Gain (Loss) on:
Investments in Securities	(59,942)	190,485	523,212	(848,434)
Investments in Securities Sold Short	19	(398)	183	-
Net Realized Gain (Loss)	(59,923)	190,087	523,395	(848,434)

Net Change in Unrealized Appreciation on:
Investments in Securities	109,410	265,009	108,172	2,046,559
Net Change in Unrealized Appreciation	109,410	265,009	108,172	2,046,559

Net Realized and Unrealized Gain	49,487	455,096	631,567	1,198,125

Net Increase in Net Assets Resulting from Operations	$ 42,565	$ 440,958	$ 564,864	$ 1,650,406

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Defensive Growth Fund

Statements of Changes in Net Assets

	Year
	Ended	Year Ended
	6/30/2024	6/30/2023
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (6,922)	$ (14,993)
Net Realized Loss on Investments in Securities and Securities Sold Short	(59,923)	(118,888)
Net Change in Unrealized Appreciation on Investments in Securities	109,410	73,402
Net Increase (Decrease) in Net Assets Resulting from Operations	42,565	(60,479)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	97	7,112
Class I	42,088	48,139
Class U	-	-
Cost of Shares Redeemed:
Class A	(49,010)	(153,386)
Class I	(85,593)	(536,143)
Class U	(30,740)	(153,167)
Redemption Fees	-	57
Net Decrease in Net Assets from Capital Share Transactions	(123,158)	(787,388)

Net Decrease in Net Assets	(80,593)	(847,867)

Net Assets:
Beginning of Year	1,123,969	1,971,836

End of Year	$ 1,043,376	$ 1,123,969

Share Activity
Class A:
Shares Sold	12	925
Shares Redeemed	(6,191)	(19,027)
Net Decrease in Shares of Beneficial Interest Outstanding	(6,179)	(18,102)

Class I:
Shares Sold	4,894	5,559
Shares Redeemed	(10,002)	(61,112)
Net Decrease in Shares of Beneficial Interest Outstanding	(5,108)	(55,553)

Class U:
Shares Sold	-	-
Shares Redeemed	(4,316)	(20,573)
Net Decrease in Shares of Beneficial Interest Outstanding	(4,316)	(20,573)

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Large Cap Share Buyback Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	6/30/2024	6/30/2023
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (14,138)	$ (5,385)
Net Realized Gain (Loss) on Investments in Securities and Securities Sold Short	190,087	(240,379)
Net Change in Unrealized Appreciation on Investments in Securities	265,009	795,296
Net Increase in Net Assets Resulting from Operations	440,958	549,532

Distributions to Shareholders:
Distributions:
Class A	-	(10,286)
Class I	-	(16,638)
Class U	-	(1,856)
Total Distributions Paid to Shareholders	-	(28,780)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	-	11,491
Class I	53,172	80,668
Class U	-	678
Reinvestment of Distributions:
Class A	-	9,466
Class I	-	15,300
Class U	-	1,215
Cost of Shares Redeemed:
Class A	(597,981)	(378,004)
Class I	(209,507)	(1,324,354)
Class U	(80,257)	(23,333)
Redemption Fees	398	1
Net Decrease in Net Assets from Capital Share Transactions	(834,175)	(1,606,872)

Net Decrease in Net Assets	(393,217)	(1,086,120)

Net Assets:
Beginning of Year	2,769,946	3,856,066
End of Year	$ 2,376,729	$ 2,769,946

Share Activity
Class A:
Shares Sold	-	1,099
Shares Reinvested	-	913
Shares Redeemed	(50,859)	(36,368)
Net Decrease in Shares of Beneficial Interest Outstanding	(50,859)	(34,356)

Class I:
Shares Sold	3,925	7,228
Shares Reinvested	-	1,427
Shares Redeemed	(17,218)	(123,082)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(13,293)	(114,427)

Class U:
Shares Sold	-	56
Shares Reinvested	-	123
Shares Redeemed	(7,350)	(2,329)
Net Decrease in Shares of Beneficial Interest Outstanding	(7,350)	(2,150)

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	6/30/2024	6/30/2023
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (66,703)	$ (50,359)
Net Realized Gain (Loss) on Investments in Securities and Securities Sold Short	523,395	(367,190)
Net Change in Unrealized Appreciation on Investments in Securities	108,172	791,855
Net Increase in Net Assets Resulting from Operations	564,864	374,306

Capital Share Transactions:

Proceeds from Sale of Shares:
Class A	6,650	5,525
Class I	32,874	16,505
Class U	1,170	1,170
Cost of Shares Redeemed:
Class A	(576,822)	(438,151)
Class I	(280,196)	(879,991)
Class U	(464,549)	(408,170)
Redemption Fees	11	-
Net Decrease in Net Assets from Capital Share Transactions	(1,280,862)	(1,703,112)

Net Decrease in Net Assets	(715,998)	(1,328,806)

Net Assets:
Beginning of Year	5,350,374	6,679,180
End of Year	$ 4,634,376	$ 5,350,374

Share Activity
Class A:
Shares Sold	497	461
Shares Redeemed	(43,072)	(36,400)
Net Decrease in Shares of Beneficial Interest Outstanding	(42,575)	(35,939)

Class I:
Shares Sold	1,936	1,306
Shares Redeemed	(19,991)	(67,430)
Net Decrease in Shares of Beneficial Interest Outstanding	(18,055)	(66,124)

Class U:
Shares Sold	95	105
Shares Redeemed	(39,241)	(37,128)
Net Decrease in Shares of Beneficial Interest Outstanding	(39,146)	(37,023)

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	6/30/2024	6/30/2023
Increase (Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$ 452,281	$ 525,986
Net Realized Loss on Investments in Securities and Securities Sold Short	(848,434)	(1,257,909)
Net Change in Unrealized Appreciation on Investments in Securities	2,046,559	762,802
Net Increase in Net Assets Resulting from Operations	1,650,406	30,879

Distributions to Shareholders:
Distributions
Class A	(108,667)	(144,695)
Class I	(295,187)	(299,269)
Class U	(30,538)	(56,971)
Return of Capital
Class A	(488,546)	(491,943)
Class I	(870,959)	(659,252)
Class U	(143,237)	(204,751)
Total Distributions Paid to Shareholders	(1,937,134)	(1,856,881)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	847,177	4,111,079
Class I	4,461,648	9,009,330
Class U	163,831	1,264,030
Reinvestment of Distributions:
Class A	493,419	512,250
Class I	1,137,643	927,485
Class U	135,153	239,928
Cost of Shares Redeemed:

Class A	(2,685,218)	(1,737,973)
Class I	(7,443,390)	(2,330,313)
Class U	(1,618,344)	(783,523)
Redemption Fees	1,803	739
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,506,278)	11,213,032

Net Increase (Decrease) in Net Assets	(4,793,006)	9,387,030

Net Assets:
Beginning of Year	23,038,218	13,651,188
End of Year	$ 18,245,212	$ 23,038,218

Share Activity
Class A:
Shares Sold	191,992	851,422
Shares Reinvested	113,170	109,241
Shares Redeemed	(615,850)	(369,281)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(310,688)	591,382

Class I:
Shares Sold	946,389	1,776,895
Shares Reinvested	243,615	186,846
Shares Redeemed	(1,584,122)	(469,001)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(394,118)	1,494,740

Class U:
Shares Sold	36,181	252,383
Shares Reinvested	29,887	49,666
Shares Redeemed	(355,297)	(163,700)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(289,229)	138,349

The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Defensive Growth Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year presented.

		Years Ended
	6/30/2024	6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year	$ 7.77	$ 8.14	$ 10.21	$ 8.03	$ 9.68

From Investment Operations:
Net Investment Loss *	(0.05)	(0.07)	(0.15)	(0.15)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	0.38	(0.30)	(1.92)	2.33	(1.54)
Total from Investment Operations	0.33	(0.37)	(2.07)	2.18	(1.65)

Paid in Capital From Redemption Fees (b) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 8.10	$ 7.77	$ 8.14	$ 10.21	$ 8.03

Total Return (a)	4.25%	(4.55)%	(20.27)%	27.15%	(17.05)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 432	$ 462	$ 632	$ 1,849	$ 1,862
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	10.17%	7.60%	6.58%	4.44%	3.82%
Ratio of Net Investment Loss to Average Net Assets (c)	(7.78)%	(5.78)%	(4.94)%	(3.18)%	(2.16)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.97%	2.72%	3.47%	2.86%	2.82%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.58)%	(0.90)%	(1.83)%	(1.60)%	(1.16)%
Portfolio Turnover	117.53%	500.70%	1,213.41%	775.61%	920.18%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Defensive Growth Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year presented.

			Years Ended
	6/30/2024		6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year	$ 8.43		$ 8.79	$ 10.97	$ 8.58	$ 10.30

From Investment Operations:
Net Investment Income (Loss) *	(0.00)	(b)	(0.04)	(0.11)	(0.10)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	0.40		(0.32)	(2.07)	2.49	(1.65)
Total from Investment Operations	0.40		(0.36)	(2.18)	2.39	(1.72)

Paid in Capital From Redemption Fees (b) *	-		-	-	-	-

Net Asset Value, at End of Year	$ 8.83		$ 8.43	$ 8.79	$ 10.97	$ 8.58

Total Return (a)	4.74%		(4.10)%	(19.87)%	27.86%	(16.70)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 231		$ 263	$ 763	$ 422	$ 857
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	9.94%		7.14%	6.58%	4.28%	3.55%
Ratio of Net Investment Loss to Average Net Assets (c)	(7.54)%		(5.42)%	(4.96)%	(3.01)%	(1.94)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.46%		2.21%	2.81%	2.32%	2.27%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	(0.05)%		(0.49)%	(1.19)%	(1.04)%	(0.66)%
Portfolio Turnover	117.53%		500.70%	1,213.41%	775.61%	920.18%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Defensive Growth Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year presented.

		Years Ended
	6/30/2024	6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year	$ 7.26	$ 7.65	$ 9.64	$ 7.62	$ 9.23

From Investment Operations:
Net Investment Loss *	(0.08)	(0.11)	(0.18)	(0.18)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	0.35	(0.28)	(1.81)	2.20	(1.47)
Total from Investment Operations	0.27	(0.39)	(1.99)	2.02	(1.61)

Paid in Capital From Redemption Fees (b) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 7.53	$ 7.26	$ 7.65	$ 9.64	$ 7.62

Total Return (a)	3.72%	(5.10)%	(20.64)%	26.51%	(17.44)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 381	$ 398	$ 577	$ 801	$ 1,042
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	10.93%	8.16%	6.89%	4.59%	4.54%
Ratio of Net Investment Loss to Average Net Assets (c)	(8.56)%	(6.35)%	(5.25)%	(3.33)%	(2.87)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	3.47%	3.22%	3.93%	3.33%	3.33%
Ratio of Net Investment Loss to Average Net Assets (c)	(1.10)%	(1.41)%	(2.29)%	(2.07)%	(1.66)%
Portfolio Turnover	117.53%	500.70%	1,213.41%	775.61%	920.18%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Large Cap Share Buyback Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year presented.

		Years Ended
	6/30/2024	6/30/2023	6/30/2022		6/30/2021		6/30/2020

Net Asset Value, at Beginning of Year	$ 11.06	$ 9.52	$ 13.96		$ 10.57		$ 11.49

From Investment Operations:
Net Investment Loss *	(0.07)	(0.02)	(0.15)		(0.07)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	2.29	1.64	(0.73)		3.46		(0.88)
Total from Investment Operations	2.22	1.62	(0.88)		3.39		(0.93)

Distributions from:
Net Realized Gain	-	(0.08)	(3.56)		-		-
Total Distributions	-	(0.08)	(3.56)		-		-

Paid in Capital From Redemption Fees *	-	-	-	(b)	-	(b)	0.01

Net Asset Value, at End of Year	$ 13.28	$ 11.06	$ 9.52		$ 13.96		$ 10.57

Total Return (a)	20.07%	17.04%	(11.37)%		32.07%		(8.01)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 992	$ 1,389	$ 1,522		$ 4,136		$ 3,974
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	5.56%	4.30%	3.85%		3.26%		3.41%
Ratio of Net Investment Loss to Average Net Assets (c)	(3.96)%	(2.52)%	(2.57)%		(1.72)%		(1.70)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	2.22%	2.00%	2.44%		2.14%		2.11%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.61)%	(0.22)%	(1.16)%		(0.61)%		(0.41)%
Portfolio Turnover	76.48%	226.73%	433.66%		547.28%		248.03%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Large Cap Share Buyback Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year presented.

		Years Ended
	6/30/2024	6/30/2023		6/30/2022		6/30/2021		6/30/2020

Net Asset Value, at Beginning of Year	$ 11.46	$ 9.84		$ 14.29		$ 10.79		$ 11.68

From Investment Operations:
Net Investment Income (Loss) *	(0.05)	0.00	(b)	(0.08)		(0.04)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	2.39	1.70		(0.81)		3.54		(0.89)
Total from Investment Operations	2.34	1.70		(0.89)		3.50		(0.90)

Distributions from:
Net Realized Gain	-	(0.08)		(3.56)		-		-
Total Distributions	-	(0.08)		(3.56)		-		-

Paid in Capital From Redemption Fees *	-	-		-	(b)	-	(b)	0.01

Net Asset Value, at End of Year	$ 13.80	$ 11.46		$ 9.84		$ 14.29		$ 10.79

Total Return (a)	20.42%	17.30%		(11.16)%		32.44%		(7.62)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,189	$ 1,140		$ 2,105		$ 1,340		$ 1,514
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	5.30%	4.01%		3.83%		3.18%		3.18%
Ratio of Net Investment Loss to Average Net Assets (c)	(3.70)%	(2.24)%		(2.43)%		(1.62)%		(1.43)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	1.98%	1.76%		2.05%		1.88%		1.88%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	(0.38)%	0.00%		(0.64)%		(0.32)%		(0.13)%

Portfolio Turnover	76.48%	226.73%	433.66%	547.28%	248.03%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Large Cap Share Buyback Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year presented.

		Years Ended
	6/30/2024	6/30/2023	6/30/2022		6/30/2021		6/30/2020

Net Asset Value, at Beginning of Year	$ 10.48	$ 9.10	$ 13.57		$ 10.35		$ 11.34

From Investment Operations:
Net Investment Loss *	(0.16)	(0.09)	(0.22)		(0.16)		(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	2.17	1.55	(0.69)		3.38		(0.87)
Total from Investment Operations	2.01	1.46	(0.91)		3.22		(1.00)

Distributions from:
Net Realized Gain	-	(0.08)	(3.56)		-		-
Total Distributions	-	(0.08)	(3.56)		-		-

Paid in Capital From Redemption Fees *	-	-	-	(b)	-	(b)	0.01

Net Asset Value, at End of Year	$ 12.49	$ 10.48	$ 9.10		$ 13.57		$ 10.35

Total Return (a)	19.18%	16.07%	(12.00)%		31.11%		(8.73)%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 196	$ 242	$ 229		$ 502		$ 574
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (c)	6.30%	5.01%	4.02%		3.46%		4.15%
Ratio of Net Investment Loss to Average Net Assets (c)	(4.71)%	(3.22)%	(2.67)%		(1.90)%		(2.47)%
After Waiver/Reimbursement:

Ratio of Expenses to Average Net Assets (c)	2.98%	2.75%	3.16%	2.88%	2.83%
Ratio of Net Investment Loss to Average Net Assets (c)	(1.39)%	(0.96)%	(1.82)%	(1.32)%	(1.15)%
Portfolio Turnover	76.48%	226.73%	433.66%	547.28%	248.03%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
(c) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year presented.

		Years Ended
	6/30/2024	6/30/2023	6/30/2022		6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year	$ 2.38	$ 11.60	$ 13.86		$ 12.24	$ 13.05

From Investment Operations:
Net Investment Loss *	(0.20)	(0.12)	(0.24)		(0.20)	(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	1.73	0.90	(2.02)		1.82	(0.65)
Total from Investment Operations	1.53	0.78	(2.26)		1.62	(0.81)

Paid in Capital From Redemption Fees *	-	-	-	(b)	-	-

Net Asset Value, at End of Year	$ 13.91	$ 12.38	$ 11.60		$ 13.86	$ 12.24

Total Return (a)	12.36%	6.72%	(16.31)%		13.24%	(6.21)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,513	$ 1,874	$ 2,173		$ 3,907	$ 4,687
Before Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets	3.74%	3.32%	3.37%		2.53%	2.80%
Ratio of Net Investment Loss to Average Net Assets	(2.39)%	(1.66)%	(1.97)%		(1.26)%	(1.25)%
After Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets	2.87%	2.69%	3.27%		2.84%	2.79%
Ratio of Net Investment Loss to Average Net Assets	(1.52)%	(1.03)%	(1.87)%		(1.57)%	(1.23)%
Portfolio Turnover	290.73%	326.36%	690.99%		770.03%	917.79%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year presented.

		Years Ended
	6/30/2024	6/30/2023	6/30/2022		6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year	$ 13.94	$ 12.90	$ 15.22		$ 13.27	$ 13.97

From Investment Operations:
Net Investment Income (Loss) *	(0.04)	0.03	(0.09)		(0.04)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.96	1.01	(2.23)		1.99	(0.70)
Total from Investment Operations	1.92	1.04	(2.32)		1.95	(0.71)

Paid in Capital From Redemption Fees *	-	-	-	(b)	-	0.01

Net Asset Value, at End of Year	$ 15.86	$ 13.94	$ 12.90		$ 15.22	$ 13.27

Total Return (a)	13.77%	8.06%	(15.24)%		14.69%	(5.01)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,343	$ 1,432	$ 2,178		$ 2,625	$ 4,906
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	3.58%	3.16%	3.25%		2.40%	2.15%
Ratio of Net Investment Loss to Average Net Assets	(2.23)%	(1.51)%	(1.90)%		(1.16)%	(0.60)%
After Waiver/Reimbursement:

Ratio of Expenses to Average Net Assets	1.61%	1.44%	1.97%	1.56%	1.59%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.26)%	0.21%	(0.62)%	(0.32)%	(0.04)%
Portfolio Turnover	290.73%	326.36%	690.99%	770.03%	917.79%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.
(b) Less than $0.01 per share.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year presented.

		Years Ended
	6/30/2024	6/30/2023	6/30/2022		6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year	$ 11.61	$ 10.93	$ 13.13		$ 11.65	$ 12.48

From Investment Operations:
Net Investment Loss *	(0.25)	(0.17)	(0.29)		(0.25)	(0.21)
Net Realized and Unrealized Gain (Loss) on Investments	1.62	0.85	(1.91)		1.73	(0.62)
Total from Investment Operations	1.37	0.68	(2.20)		1.48	(0.83)

Paid in Capital From Redemption Fees *	-	-	-	(b)	-	-	(b)

Net Asset Value, at End of Year	$ 12.98	$ 11.61	$ 10.93		$ 13.13	$ 11.65

Total Return (a)	11.80%	6.22%	(16.76)%		12.70%	(6.65)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,778	$ 2,045	$ 2,329		$ 3,640	$ 4,352
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	4.29%	3.86%	3.63%		2.73%	3.33%
Ratio of Net Investment Loss to Average Net Assets	(2.94)%	(2.19)%	(2.25)%		(1.47)%	(1.76)%
After Waiver/Reimbursement or Recoupment:
Ratio of Expenses to Average Net Assets	3.37%	3.19%	3.75%		3.34%	3.28%
Ratio of Net Investment Loss to Average Net Assets	(2.02)%	(1.53)%	(2.37)%		(2.08)%	(1.71)%
Portfolio Turnover	290.73%	326.36%	690.99%		770.03%	917.79%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.

* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund - Class A

Financial Highlights
Selected data for a share outstanding throughout each year presented.

		Years Ended
	6/30/2024	6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year	$ 4.52	$ 4.95	$ 5.89	$ 4.84	$ 6.13

From Investment Operations:
Net Investment Income *	0.08	0.11	0.03	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.29	(0.10)	(0.53)	1.41	(0.94)
Total from Investment Operations	0.37	0.01	(0.50)	1.49	(0.85)

Distributions from:
Net Investment Income	(0.08)	(0.11)	(0.04)	(0.07)	(0.08)
Return of Capital	(0.36)	(0.33)	(0.40)	(0.37)	(0.36)
Total Distributions	(0.44)	(0.44)	(0.44)	(0.44)	(0.44)

Paid in Capital From Redemption Fees (b) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 4.45	$ 4.52	$ 4.95	$ 5.89	$ 4.84

Total Return (a)	8.94%	0.30%	(8.97)%	32.34%	(14.55)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,484	$ 6,974	$ 4,715	$ 4,462	$ 3,837
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	2.83%	2.52%	3.35%	3.16%	3.08%
Ratio of Net Investment Income Average Net Assets	1.60%	2.18%	0.04%	1.02%	0.99%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	2.60%	2.45%	2.79%	2.60%	2.54%
Ratio of Net Investment Income to Average Net Assets	1.83%	2.25%	0.60%	1.57%	1.53%
Portfolio Turnover	155.61%	446.89%	571.51%	677.36%	717.54%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund - Class I

Financial Highlights
Selected data for a share outstanding throughout each year presented.

		Years Ended
	6/30/2024	6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year	$ 4.81	$ 5.22	$ 6.18	$ 5.04	$ 6.33

From Investment Operations:
Net Investment Income *	0.12	0.16	0.10	0.13	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.32	(0.11)	(0.60)	1.47	(0.97)
Total from Investment Operations	0.44	0.05	(0.50)	1.60	(0.83)

Distributions from:
Net Investment Income	(0.11)	(0.15)	(0.05)	(0.12)	(0.13)
Return of Capital	(0.35)	(0.31)	(0.41)	(0.34)	(0.33)
Total Distributions	(0.46)	(0.46)	(0.46)	(0.46)	(0.46)

Paid in Capital From Redemption Fees * (b)	-	-	-	-	-

Net Asset Value, at End of Year	$ 4.79	$ 4.81	$ 5.22	$ 6.18	$ 5.04

Total Return (a)	9.86%	1.03%	(8.61)%	33.30%	(13.81)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 11,049	$ 12,995	$ 6,300	$ 2,075	$ 1,913
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	2.68%	2.32%	3.12%	3.04%	2.83%
Ratio of Net Investment Income to Average Net Assets	1.73%	2.47%	0.48%	1.15%	1.33%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	1.79%	1.66%	1.91%	1.80%	1.74%
Ratio of Net Investment Income to Average Net Assets	2.62%	3.13%	1.69%	2.39%	2.42%
Portfolio Turnover	155.61%	446.89%	571.51%	677.36%	717.54%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Income Fund - Class U

Financial Highlights
Selected data for a share outstanding throughout each year presented.

		Years Ended
	6/30/2024	6/30/2023	6/30/2022	6/30/2021	6/30/2020

Net Asset Value, at Beginning of Year	$ 4.65	$ 5.06	$ 5.99	$ 4.90	$ 6.18

From Investment Operations:
Net Investment Income *	0.06	0.08	0.01	0.06	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.31	(0.10)	(0.55)	1.42	(0.95)
Total from Investment Operations	0.37	(0.02)	(0.54)	1.48	(0.89)

Distributions from:
Net Investment Income	(0.07)	(0.09)	(0.04)	(0.05)	(0.05)
Return of Capital	(0.32)	(0.30)	(0.35)	(0.34)	(0.34)
Total Distributions	(0.39)	(0.39)	(0.39)	(0.39)	(0.39)

Paid in Capital From Redemption Fees (b) *	-	-	-	-	-

Net Asset Value, at End of Year	$ 4.63	$ 4.65	$ 5.06	$ 5.99	$ 4.90

Total Return (a)	8.57%	(0.36)%	(9.46)%	31.53%	(15.02)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,712	$ 3,068	$ 2,636	$ 1,860	$ 1,720
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	3.21%	2.99%	3.83%	3.52%	3.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.25%	1.69%	(0.37)%	0.68%	0.34%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets	3.09%	2.95%	3.26%	3.07%	3.03%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.72%	0.19%	1.13%	1.11%
Portfolio Turnover	155.61%	446.89%	571.51%	677.36%	717.54%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b) Less than $0.01 per share.
* Per share amounts are calculated using the average shares method.
The accompanying notes are an integral part of these financial statements.

DSS AmericaFirst Funds

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2024

1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

DSS AmericaFirst Funds (the “Trust”), previously DSS AmericaFirst Quantitative Funds, and previously Americafirst Quantitative Funds, was reorganized as a Delaware statutory trust on January 4, 2013. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four series: DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Large Cap Share Buyback Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund, and DSS AmericaFirst Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC is the former investment advisor to the Funds. AmericaFirst Wealth Management, Inc. is the current investment advisor to the Funds (“Manager”).

DSS AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

DSS AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

DSS AmericaFirst Monthly Risk-On Risk-Off Fund (“Risk-On Risk-Off Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

DSS AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

The Funds each offer three classes of shares, Class A, Class I, and Class U. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In the absence of prices from a pricing service, or if market quotations are not readily available, fair value will be determined under the Funds' valuation procedures adopted pursuant to Rule 2a-5. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Equity securities. Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Board believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Board determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, subject to review of the Board of Trustees and are categorized in level 2 or level 3, when appropriate.

Exchange Traded Funds (“exchange traded fund” or “ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value. “

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$879,024	$879,024	$—	$—
Real Estate Investment Trust	50,594	50,594
Money Market Fund	118,089	118,089	—	—
Total	$1,047,707	$1,047,707	$—	$—

Large Cap Share Buyback Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$2,260,702	$2,260,702	$—	$—
Money Market Fund	272,294	272,294	—	—
Total	$2,532,996	$2,532,996	$—	$—

Risk-On Risk-Off Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$4,191,228	$4,191,228	$—	$—
Money Market Fund	641,519	641,519	—	—
Total	$4,832,747	$4,832,747	$—	$—

Income Fund

Assets	Total
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$16,122,667	$16,122,667	$—	$—
Real Estate Investment Trusts	1,904,052	1,904,052	—	—
Money Market Fund	588,396	588,396	—	—
Total	$18,615,115	$18,615,115	$—	$—

(1)	As of and during the year ended June 30, 2024, none of the Funds held securities that were considered to be “Level 3” securities.

(2)	For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“RIC”), except as noted below, and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2021-2023) or expected to be taken in the Funds’ 2024 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal jurisdiction where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold, or amortized cost with bonds, with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives, with premiums on callable bonds are amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

 f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)       ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k) Credit Risk - The deposits held in each Fund’s portfolio include deposits in a checking account and money market deposit account. These deposits will be limited to accounts with Federal Deposit Insurance Corporation (“FDIC”) insured banks or savings and loan associations which are backed by the full faith and credit of the U.S. Government. Deposits that Congress affirmed to be backed by the full faith and credit of the U.S. Government are those that the resources of the U.S. Government stand behind. Further, each of the Fund’s deposits will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount (“SMDIA”) which currently is $250,000 per depositor, per insured bank inclusive of the principal and accrued interest for each deposit. To the extent the Fund’s deposits with a particular bank exceed the federally insured limit; any amount of the Fund’s deposit over the federally insured limit will not be covered by FDIC insurance.

l)       Fifth Third Bank (the "Custodian"), the Funds' custodian, allowed cash overdrafts during the fiscal year when insufficient cash was available in the Funds' custodial accounts to meet its obligations. Amounts presented as Due to Custodian on the Statements of Assets and Liabilities represent temporary cash overdrafts and monthly expense accruals that existed as of June 30, 2024.

m) Distributions from REITs - Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

2. INVESTMENT TRANSACTIONS

For the year ended June 30, 2024, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$1,153,831	$1,330,668
Large Cap Share Buyback Fund	1,802,375	2,731,026
Risk-On Risk-Off Fund	12,895,920	14,420,326
Income Fund	29,225,183	33,689,484

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Wealth Management, Inc. (“AmericaFirst,” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”) effective October 1, 2021. On or about June 13, 2024, DSS Wealth Management, Inc. was renamed to AmericaFirst Wealth Management, Inc. Under the terms of the Management Agreement, AmericaFirst is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%
Large Cap Share Buyback Fund	1.25%
Risk-On Risk-Off Fund	1.00%
Income Fund	1.25%

For the year ended June 30, 2024, total management fees were as follows:

Defensive Growth Fund	$ 16,064
Large Cap Share Buyback Fund	$ 30,954
Risk-On Risk-Off Fund	$ 48,401
Income Fund	$250,435

Effective October 1, 2021, AmericaFirst and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) legal fees; (vii) specialized pricing services, (viii) proxy costs not born by the Manager or another party, (ix) unusual or unanticipated audit costs, (x) change in service provider transition expenses, and (xi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Manager) at the ratios to average daily net assets detailed below.

	Class A	Class I	Class U	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	October 31, 2024
Large Cap Share Buyback Fund	1.75%	1.50%	2.50%	October 31, 2024
Risk-On Risk-Off Fund	2.45%	1.20%	2.95%	October 31, 2024
Income Fund	2.20%	1.40%	2.70%	October 31, 2024

These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits and any expense limits in place at the time of the recoupment.

June 30, 2027
Defensive Growth Fund
Class A	$32,275
Class I	$18,220
Class U	$28,278

Large Cap Share Buyback Fund
Class A	$37,803
Class I	$37,563
Class U	$7,115
Risk-On Risk-Off Fund
Class A	$14,847
Class I	$25,075
Class U	$17,211
Income Fund
Class A	$13,965
Class I	$106,126
Class U	$2,575

June 30, 2026
Defensive Growth Fund

Class A	$27,132
Class I	$27,579
Class U	$25,312

Large Cap Share Buyback Fund
Class A	$32,937
Class I	$46,550
Class U	$5,350
Risk-On Risk-Off Fund
Class A	$12,484
Class I	$33,277
Class U	$14,921
Income Fund
Class A	$4,438
Class I	$68,136
Class U	$975

June 30, 2025
Defensive Growth Fund
Class A	$25,755
Class I	$15,245
Class U	$14,287
Large Cap Share Buyback Fund
Class A	$29,922
Class I	$27,183
Class U	$2,427
Risk-On Risk-Off Fund
Class A	$4,671
Class I	$22,732
Class U	$2,403
Income Fund
Class A	$21,785
Class I	$34,423
Class U	$8,866

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00% Class U per year of its average daily net assets for such distribution and shareholder service activities. During the year ended June 30, 2024, fees incurred under the Plan were as follows:

Defensive Growth Fund
Class A $1,121 Class U $3,790 Large Cap Share Buyback Fund

Class A $3,027 Class U $2,142 Risk-On Risk-Off Fund
Class A $2,541 Class U $13,145 Income Fund Class A $8,383 Class U $11,662

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds’ Transfer Agent and Accounting Agent. Certain employees of MSS are Officers of the Trust.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust, except Mr. Pokersnik receives compensation of $10,000 per year to serve as President. This arrangement commenced March 2024. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings. Effective October 1, 2023, Independent Trustee compensation is $3,000 per Trustee per Board meeting (regular quarterly or special), and $1,500 per Audit Committee member per Audit Committee meeting (regular quarterly or special).

As of June 30, 2024, the Manager owed the Defensive Growth Fund, Large Cap Share Buyback Fund and Risk-On Risk-Off Fund each $3,680, $12,114 and $208, respectively.

As of June 30, 2024, the Income Fund owed the Manager $533.

Roach Corp. served as CCO until February 22, 2024 and earned $44,000 in fees for providing a Chief Compliance Officer to the Trust for the year ended June 30, 2024. Robert Roach is an affiliate of Roach Corp.

Effective February 23, 2024, Empirical Administration, LLC (“Empirical”) was appointed to provide a CCO to the Trust. As CCO Empirical charges $500 a month, per each Fund. For the year ended June 30, 2024 Empirical earned $8,000.

4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares within 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended June 30, 2024, redemption fees were assessed as follows:

Defensive Growth Fund	$ -
Large Cap Share Buyback Fund	$ 398
Risk-On Risk-Off Fund	$ 11
Income Fund	$1,803

For the year ended June 30, 2023, redemption fees were assessed as follows:

Defensive Growth Fund	$ 57
Large Cap Share Buyback Fund	$ 1
Risk-On Risk-Off Fund	$ -
Income Fund	$739

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended June 30, 2024 and the year ended June 30, 2023 were as follows:

For the year ended June 30, 2024:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Income Fund	$434,392	$-	$1,502,742	$1,937,134

For the year ended June 30, 2023:

	Ordinary	Long-Term
	Income	Capital Gains	Return of Capital	Total
Large Cap Share Buyback Fund	$8,387	$20,390	$3	$28,780
Income Fund	500,935	—	$1,355,946	1,856,881

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/(Loss)	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated (Deficits)

Defensive Growth Fund	$—	$—	$(6,511)	$(10,246,270)	$—	$156,631	$(10,096,150)
Large Cap Share Buyback Fund	—	—	(9,581)	(76,351)	—	533,068	447,136
Risk-On Risk-Off Fund	—	—	(40,553)	(12,562,442)	—	605,269	(11,997,726)
Income Fund	—	—	—	(11,904,602)	—	1,840,097	(10,064,505)

The difference between book basis and tax basis unrealized appreciation/ (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital distributions from underlying investments.

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Funds incurred and elected to defer such late year ordinary losses as follows:

Late Year
Losses
Defensive Growth Fund	$6,511
Large Cap Share Buyback Fund	9,581
Risk-On Risk-Off Fund	40,553

At June 30, 2024, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Defensive Growth Fund	$ 9,707,886	$ 538,384	$10,246,270
Large Cap Share Buyback Fund	76,351	—	76.351
Risk-On Risk-Off Fund	10,337,672	2,224,770	12,562,442
Risk-On Risk-Off and Income Fund	11,500,251	404,352	11,904,603

For the year ended June 30, 2024, the Large Cap Share Buy Back Fund utilized $173,604 capital loss carry forwards and the Risk-On Risk-Off utilized $526,143 in capital loss carry forwards.

Permanent book and tax differences, primarily attributable to net operating losses, and prior year true-ups resulted in reclassifications for the fiscal year ended June 30, 2024 as follows:

	Paid In Capital	Accumulated Earnings (Deficit)

Defensive Growth Fund	$(3,782)	$3,782
Large Cap Share Buyback Fund	(5,534)	5,534
Risk-On Risk-Off Fund	(54,229)	54,229
Income Fund	11,825	(11,825)

NOTE 6. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and its investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment in the financial statements.

However, the following disclosures are applicable:

Proxy Vote

On July 15, 2024 a DEF 14 was filed with the Securities and Exchange Commission to hold a special shareholder meeting on August 9, 2024 to elect three new trustees to replace the three trustees serving prior to August 9, 2024. Results of the proxy are below:

Proposal 1: Consideration to elect each of Dr. Prabir Datta, Ph.D., Darryl T. Robinson, and Mark A. Gronet as a trustee of the Trust. Below are the results of the proxy vote:

	For	Withhold
Dr. Prabir Datta, Ph.D.	21,884,622.120	403,235.230
Darryl T. Robinson	21,898,130.040	389,741.190
Mark A. Gronet	21,898,130.040	389,741.190

Distributions

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	7/30/2024	0.03695

Class I

	Pay Date	Rate

Ordinary Income	7/30/2024	0.03840

Class U

	Pay Date	Rate

Ordinary Income	7/30/2024	0.03270

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Large Cap Share Buyback Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund, and DSS AmericaFirst Income Fund and the Board of Trustees of DSS AmericaFirst Funds

In planning and performing our audits of the financial statements of DSS AmericaFirst Funds (formerly DSS AmericaFirst Quantitative Funds) comprising DSS AmericaFirst Defensive Growth Fund, DSS AmericaFirst Large Cap Share Buyback Fund, DSS AmericaFirst Monthly Risk-On Risk-Off Fund, and DSS AmericaFirst Income Fund (the “Funds”) as of and for the year ended June 30, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2024.

This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 29, 2024

DSS AmericaFirst Quantitative Funds

additional information

JUNE 30, 2024 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217 -8501; and on the Commission’s website at http://www.sec.gov/; as well as at https://americafirst.fund/regulatory-documents.

DSS AmericaFirst Funds

MANAGER

AmericaFirst Wealth Management, Inc.

275 Wiregrass Parkway

West Henrietta, NY 14586

TRANSFER AGENT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is disclosed as part of the Financial Statements included in Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable – applies to closed-end funds only.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable – applies to closed-end funds only.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies. Not applicable – applies to closed-end funds only.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) EX-99.CODE ETH. Filed herewith.

(a)(2) EX-99.CERT. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)       EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DSS AmericaFirst Funds

By /s/ Brandon Pokersnik

Brandon Pokersnik

President, Chief Executive Officer, and Principal Executive Officer

Date September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brandon Pokersnik

Brandon Pokersnik

President, Chief Executive Officer, and Principal Executive Officer

Date September 9, 2024

By: /s/ Bob Anastasi

    Bob Anastasi

     Chief Financial Officer and Treasurer

Date: September 9, 2024